Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 6,676,539	$ 7,504,549	$ 1,930,441
Accounts receivable	1,235,046	1,303,393	3,560,957
Prepaid expenses and deposits	102,400	147,166	62,565
Revenue in excess of billings			248,874
Pre-development costs	81,413	78,988	71,697
Investments in unconsolidated affiliates	3,803,390	4,215,938	4,514,579
Property and equipment, net of accumulated depreciation of $592,508 and $443,694, respectively	445,296	471,556	585,175
Total assets	12,344,084	13,721,590	10,974,288
Liabilities:
Accounts payable	260,859	160,327	176,647
Accrued liabilities	286,048	560,045	1,376,753
Deferred rent and other liabilities	375,299	389,021	341,608
Total liabilities	922,206	1,109,393	1,895,008
Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none outstanding
Common stock, $0.001 par value; Authorized - 200,000,000 shares at each period end, respectively; Issued and outstanding - 49,895,841 and 49,455,841 as of December 31, 2012 and 2011, respectively	50,738	49,896	49,456
Additional paid-in capital	11,014,205	11,335,262	11,136,895
Accumulated other comprehensive loss	(496,143)	(571,313)
Retained earnings (accumulated deficit)	(9,335)	757,678	(2,514,658)
Total stockholders equity	10,559,465	11,571,523	8,671,693
Noncontrolling interests	862,413	1,040,674	407,587
Total equity	11,421,878	12,612,197	9,079,280
Total liabilities and equity	$ 12,344,084	$ 13,721,590	$ 10,974,288